Property, Plant and Equipment - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Carrying amount	$ 25,753	$ 28,871	$ 49,065
Expenditures	0	0	0
Gross carrying amount
Property, Plant and Equipment
Carrying amount	$ 48,191	$ 49,140	$ 72,446
A power plant
Property, Plant and Equipment
Percentage of pre tax discount rate used to determine expected future cash flows	9.10%	8.80%
Impairments	$ 0
Reasonably possible increase in discount rate (as a percent)	1.00%
Change in groups net income	$ 0
A power plant | Gross carrying amount
Property, Plant and Equipment
Carrying amount	$ 23,429	$ 25,792